Summary of Significant Accounting Policies (Details) - Schedule of Amortization is Computed Using the Straight-Line Method	Jun. 30, 2023
Customer contracts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization is Computed Using the Straight-Line Method [Line Items]
Estimated useful lives	10 years
Customer relationship [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization is Computed Using the Straight-Line Method [Line Items]
Estimated useful lives	5 years
Customer relationship [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization is Computed Using the Straight-Line Method [Line Items]
Estimated useful lives	10 years
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization is Computed Using the Straight-Line Method [Line Items]
Estimated useful lives	3 years
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization is Computed Using the Straight-Line Method [Line Items]
Estimated useful lives	10 years